Corporate information	12 Months Ended
Dec. 31, 2023
Corporate information
Corporate information
1.	Corporate information

Vitru Brasil Empreendimentos, Participações e Comércio S.A. (“Vitru” or “Company”) is a privately-held Brazilian company, organized and operating in accordance with the laws of Brazil, established on June 27, 2014. The Company’s head office is located at Rod. José Carlos Daux, 5500 Torre Jurerê A - Sala 212, Florianópolis, state of Santa Catarina, Brazil.

The Company is principally engaged is making investments in companies providing educational services and the provision of distance continuing education services through the operating structure of its subsidiaries.

On March 6, 2024, the Securities and Exchange Commission (SEC) declared that the Form F-4 of the Company was effective. As a result, the Company is now registered at the SEC.

Vitru Limited, headquartered in the Cayman Islands, was incorporated on September 2, 2020 for the initial issuance of shares on NASDAQ, became the sole parent company of Vitru and its subsidiaries (collectively, the “Group”), which are primarily engaged in the provision of educational services in Brazil, in particular undergraduate and continuing education courses, in person at their eight campuses located in three different states, or distance learning, through 2,499 learning centers (“hubs”) throughout Brazil.

These consolidated financial statements were authorized for issue by the Board of Directors on June 04, 2024.

1.1.	Significant changes in the current reporting year

Issuance of debenture (Note 17)

On May 5th, 2023, the Company issued a new series of debentures in the amount of R$ 190,000 comprising 190,000 bonds maturing between May 2025 and May 2028

On November 16th, 2023, the Company issued a new series of debentures in the amount of R$ 500,000 comprising 500,000 bonds maturing between November 2028 and November 2030.